Operating Costs and Expense (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Construction cost	R$ 2,149,212	R$ 1,899,844	R$ 1,417,504
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Construction cost	1,229,643	1,088,808	781,807
Third Party Services [Member]
IfrsStatementLineItems [Line Items]
Construction cost	704,105	626,540	460,952
Personnel [Member]
IfrsStatementLineItems [Line Items]
Construction cost	171,369	155,182	140,108
Others [Member]
IfrsStatementLineItems [Line Items]
Construction cost	R$ 44,095	R$ 29,314	R$ 34,637